INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-    INTANGIBLE ASSETS, NET

	December 31,
	2023	2022
Cost:

Technology	$28,819	$28,819
Customer relations	17,603	17,603
Non-Competition agreement	127	127
Customer data	12,043	12,043
Domain	552	552
Other intangible assets	291	291

	59,435	59,435

Less - accumulated amortization	31,425	25,471

Intangible assets, net	$28,010	$33,964

Estimated amortization expense for the years ended:

2024	$5,866
2025	4,826
2026	4,243
2027	4,195
2028	3,603
Thereafter	5,277

$28,010

Amortization expense related to intangible assets, net was included in the following line items in the consolidated statements of comprehensive income (loss):

	Year ended December 31,
Amortization	2023	2022	2021

Cost of revenues	$2,669	$2,968	$2,030
Research and development	—	—	—
Selling and marketing	3,281	3,274	2,918
General and administrative	4	4	4

	$5,954	$6,246	$4,952